SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Schedule II
IAC/INTERACTIVECORP AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings		Charges to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2016
Allowance for doubtful accounts and revenue reserves	$16,528	$19,070	(a)	$(695)		$(18,498)	(d)	$16,405
Sales returns accrual	828	14,998		(962)		(14,784)		80
Deferred tax valuation allowance	90,482	(837)	(b)	(1,475)	(c)	—		88,170
Other reserves	2,801							2,822
2015
Allowance for doubtful accounts and revenue reserves	$12,437	$17,912	(a)	$(536)		$(13,285)	(d)	$16,528
Sales returns accrual	1,119	17,569		—		(17,860)		828
Deferred tax valuation allowance	98,350	(6,072)	(e)	(1,796)	(f)	—		90,482
Other reserves	2,204							2,801
2014
Allowance for doubtful accounts and revenue reserves	$8,540	$15,226	(a)	$(116)		$(11,213)	(d)	$12,437
Sales returns accrual	1,208	19,743		—		(19,832)		1,119
Deferred tax valuation allowance	62,353	35,119	(g)	878	(h)	—		98,350
Other reserves	2,518							2,204
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(a)	Additions to the allowance for doubtful accounts are charged to expense. Additions to the revenue reserves are charged against revenue.

(b)
Amount is primarily related to other-than-temporary impairment charges for certain cost method investments and an increase in federal capital and net operating losses, partially offset by a decrease in state net operating losses, foreign tax credits, and foreign net operating losses.

(c)
Amount is primarily related to the realization of previously unbenefited unrealized losses on available-for-sale marketable equity securities included in accumulated other comprehensive income and currency translation adjustments on foreign net operating losses.

(d)	Write-off of fully reserved accounts receivable.

(e)
Amount is primarily related to the release of a valuation allowance on the other-than-temporary impairment charges for certain cost method investments, partially offset by an increase in federal, foreign and state net operating and capital losses.

(f)
Amount is primarily related to a net reduction in unbenefited unrealized losses on available-for-sale marketable equity securities included in accumulated other comprehensive income and currency translation adjustments on foreign net operating losses.

(g)	Amount is primarily related to other-than-temporary impairment charges for certain cost method investments and an increase in federal net operating losses, foreign tax credits, and state tax credits.

(h)
Amount is primarily related to unbenefited unrealized losses on long-term marketable equity securities included in accumulated other comprehensive income, partially offset by currency translation adjustments on foreign net operating losses.